UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number: (811- 09289 )

Exact name of registrant as specified in charter: Putnam Tax Smart Funds Trust

Address of principal executive offices: One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:
Beth S. Mazor, Vice President
One Post Office Square
Boston, Massachusetts 02109

Copy to:
John W. Gerstmayr, Esq.
Ropes & Gray LLP
One International Place
Boston, Massachusetts 02110

Registrant’s telephone number, including area code: (617) 292-1000

Date of fiscal year end: October 31, 2006

Date of reporting period: July 31, 2006

Item 1. Schedule of Investments:

Putnam Tax Smart Equity Fund
The fund's portfolio
7/31/06 (Unaudited)

COMMON STOCKS (99.8%)(a)
	Shares	Value

Advertising and Marketing Services (0.6%)
Omnicom Group, Inc.	17,300	$1,531,223

Aerospace and Defense (0.2%)
L-3 Communications Holdings, Inc.	7,200	530,280

Airlines (2.0%)
AMR Corp. (NON)	60,700	1,335,400
JetBlue Airways Corp. (NON)	205,400	2,195,726
Southwest Airlines Co.	100,900	1,815,191
		5,346,317

Banking (8.1%)
Bank of America Corp.	175,800	9,058,974
Commerce Bancorp, Inc.	157,400	5,346,878
U.S. Bancorp	212,600	6,803,200
		21,209,052

Biotechnology (0.3%)
Biogen Idec, Inc. (NON)	18,500	779,220

Building Materials (0.7%)
Sherwin-Williams Co. (The)	38,100	1,927,860

Commercial and Consumer Services (0.1%)
Equifax, Inc.	12,100	390,588

Communications Equipment (2.3%)
Cisco Systems, Inc. (NON)	178,900	3,193,365
Qualcomm, Inc.	78,800	2,778,488
		5,971,853

Computers (6.6%)
Apple Computer, Inc. (NON)	82,600	5,613,496
Dell, Inc. (NON)	300,300	6,510,504
EMC Corp. (NON)	134,900	1,369,235
Hewlett-Packard Co.	115,200	3,676,032
		17,169,267

Conglomerates (0.7%)
Danaher Corp.	26,300	1,714,760

Consumer Finance (6.9%)
Capital One Financial Corp.	133,200	10,303,020
Countrywide Financial Corp.	211,109	7,564,035
		17,867,055

Energy (0.4%)
BJ Services Co.	9,000	326,430
Halliburton Co.	18,803	627,268
		953,698

Financial (5.9%)
Chicago Mercantile Exchange Holdings, Inc. (The)	1,890	871,668
Citigroup, Inc.	191,700	9,261,027
Freddie Mac	66,600	3,853,476
Moody's Corp.	26,000	1,426,880
		15,413,051

Health Care Services (7.4%)
Aetna, Inc.	95,400	3,004,146
Cardinal Health, Inc.	31,500	2,110,500
CIGNA Corp.	17,300	1,578,625
Community Health Systems, Inc. (NON)	30,700	1,113,182
Coventry Health Care, Inc. (NON)	20,700	1,090,890
Express Scripts, Inc. (NON)	37,200	2,865,516
HCA, Inc.	1,258	61,843
Health Management Associates, Inc. Class A	40,600	825,398
Lincare Holdings, Inc. (NON)	39,500	1,374,995
UnitedHealth Group, Inc.	114,900	5,495,667

		19,520,762

Homebuilding (1.7%)
Lennar Corp.	31,600	1,413,468
NVR, Inc. (NON)	5,944	2,942,280
		4,355,748

Household Furniture and Appliances (0.6%)
Whirlpool Corp.	18,500	1,428,015

Insurance (6.2%)
ACE, Ltd. (Bermuda)	80,300	4,137,859
American International Group, Inc.	115,600	7,013,452
Everest Re Group, Ltd. (Barbados)	52,200	4,938,642
		16,089,953

Investment Banking/Brokerage (9.0%)
Bear Stearns Cos., Inc. (The)	33,300	4,724,271
E*Trade Financial Corp. (NON)	60,100	1,400,931
Franklin Resources, Inc.	43,100	3,941,495
Goldman Sachs Group, Inc. (The)	40,700	6,216,925
Janus Capital Group, Inc.	70,500	1,141,395
Legg Mason, Inc.	6,900	575,943
Morgan Stanley	60,301	4,010,017
State Street Corp.	24,700	1,483,482
		23,494,459

Leisure (1.5%)
Harley-Davidson, Inc.	67,600	3,853,200

Lodging/Tourism (0.9%)
Las Vegas Sands Corp. (NON)	26,900	1,668,607
Royal Caribbean Cruises, Ltd.	21,701	735,664
		2,404,271

Machinery (2.1%)
Caterpillar, Inc.	51,600	3,656,892
Deere (John) & Co.	23,700	1,719,909
		5,376,801

Medical Technology (2.0%)
Boston Scientific Corp. (NON)	118,100	2,008,881
Medtronic, Inc.	34,700	1,753,044
St. Jude Medical, Inc. (NON)	39,200	1,446,480
		5,208,405

Metals (0.5%)
United States Steel Corp.	22,200	1,400,154

Oil & Gas (7.8%)
Apache Corp.	32,900	2,318,463
ConocoPhillips	43,700	2,999,568
Devon Energy Corp.	36,300	2,346,432
EOG Resources, Inc.	29,600	2,194,840
Marathon Oil Corp.	21,400	1,939,696
Occidental Petroleum Corp.	25,300	2,726,075
Petro-Canada (Canada)	15,568	696,668
Suncor Energy, Inc. (Canada)	10,600	859,130
Valero Energy Corp.	33,100	2,231,933
XTO Energy, Inc.	43,300	2,034,667
		20,347,472

Other (0.4%)
KKR Private Equity Investors LP ADR 144A (NON)	48,865	1,148,328

Pharmaceuticals (1.0%)
Pfizer, Inc.	47,000	1,221,530
Teva Pharmaceutical Industries, Ltd. ADR (Israel)	43,400	1,435,672
		2,657,202

Power Producers (0.4%)
AES Corp. (The) (NON)	46,800	929,448

Publishing (2.0%)
McGraw-Hill Cos., Inc. (The)	47,200	2,657,360
R. H. Donnelley Corp. (NON)	24,900	1,300,029
Wiley (John) & Sons, Inc. Class A	38,500	1,273,580
		5,230,969

Railroads (0.2%)
Norfolk Southern Corp.	10,800	468,936

Real Estate (0.8%)
CB Richard Ellis Group, Inc. Class A (NON)	83,666	1,968,661

Restaurants (0.5%)
Darden Restaurants, Inc.	14,700	496,860
Red Robin Gourmet Burgers, Inc. (NON)	20,100	780,885
		1,277,745

Retail (7.0%)
Abercrombie & Fitch Co. Class A	3,134	165,977
Barnes & Noble, Inc.	41,300	1,384,376
Bed Bath & Beyond, Inc. (NON)	97,900	3,277,692
Best Buy Co., Inc.	26,400	1,196,976
Home Depot, Inc. (The)	205,900	7,146,789
Kohl's Corp. (NON)	13,300	753,179
Nordstrom, Inc.	20,800	713,440
Staples, Inc.	84,300	1,822,566
Whole Foods Market, Inc.	29,700	1,708,047
		18,169,042

Schools (0.2%)
Apollo Group, Inc. Class A (NON)	13,300	629,356

Semiconductor (0.6%)
Applied Materials, Inc.	105,800	1,665,292

Shipping (0.3%)
FedEx Corp.	6,500	680,615

Software (5.9%)
Adobe Systems, Inc. (NON)	88,200	2,514,582
Autodesk, Inc. (NON)	70,700	2,411,577
McAfee, Inc. (NON)	30,000	646,500
Microsoft Corp.	288,800	6,939,864
Oracle Corp. (NON)	156,100	2,336,817
Symantec Corp. (NON)	34,400	597,528
		15,446,868

Technology Services (4.7%)
Accenture, Ltd. Class A (Bermuda)	53,700	1,571,262
eBay, Inc. (NON)	134,800	3,244,636
Fair Isaac Corp.	19,527	659,622
Global Payments, Inc.	31,500	1,340,010
Google, Inc. Class A (NON)	7,442	2,877,077
VeriSign, Inc. (NON)	32,200	577,346
Yahoo!, Inc. (NON)	72,400	1,964,936
		12,234,889

Telecommunications (1.3%)
Sprint Nextel Corp.	164,600	3,259,080

TOTAL INVESTMENTS

Total investments (cost $259,937,439) (b)		$260,049,895

NOTES

(a) Percentages indicated are based on net assets of $260,675,654.

(b) The aggregate identified cost on a tax basis is $260,062,112, resulting in gross unrealized appreciation and depreciation of $18,027,056 and $18,039,273, respectively, or net unrealized depreciation of $12,217.

(NON) Non-income-producing security.

144A after the name of an issuer represents securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

ADR, after the name of a foreign holding stands for American Depository Receipts, representing ownership of foreign securities on deposit with a custodian bank.

Security valuation Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets. If no sales are reported -- as in the case of some securities traded over-the-counter -- a security is valued at its last reported bid price. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign equity securities taking into account multiple factors, including movements in the U.S. securities markets. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.

Certain investments, including certain restricted securities, are valued at fair value following procedures approved by the Trustees. Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security at a given point in time and does not reflect an actual market price, which may be different by a material amount.

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Tax Smart Funds Trust

By (Signature and Title):

/s/ Michael T. Healy
Michael T. Healy
Principal Accounting Officer
Date: September 28, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Charles E. Porter
Charles E. Porter
Principal Executive Officer
Date: September 28, 2006

By (Signature and Title):

/s/ Steven D. Krichmar
Steven D. Krichmar
Principal Financial Officer
Date: September 28, 2006